CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Series C Convertible Preferred Stock	Series C-1 Convertible Preferred Stock	Series C-2 Convertible Preferred Stock	Series D Convertible Preferred Stock	Series E Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Beginning balance, shares (in thousands) at Dec. 31, 2017	1	4	0	0	0	62
Beginning balance, amount at Dec. 31, 2017	$ 355	$ 701	$ 0	$ 0	$ 0	$ 791	$ 117,416	$ (132)	$ (138,533)	$ (19,402)
Conversion of Series C preferred stock to common stock, shares (in thousands)	(1)					160
Conversion of Series C preferred stock to common stock, amount	$ (250)					$ 128	409		(117)	170
Conversion of debt into common stock, shares (in thousands)						2,359
Conversion of debt into common stock, amount						$ 1,888	(963)			925
Issuance of common stock in financing, shares (in thousands)						88
Issuance of common stock in financing, amount						$ 70	(23)			47
Issuance of warrants in financing							20			20
Exchange of Series C1 for C2 preferred stock, shares (in thousands)		(3)	3
Exchange of Series C1 for C2 preferred stock, amount		$ (531)	$ 531							0
Beneficial conversion feature for convertible debt							689			689
Stock-based compensation							44			44
Forgiveness of debt							667			667
Net income (loss)									900	900
Ending balance, shares (in thousands) at Dec. 31, 2018	0	1	3	0	0	2,669
Ending balance, amount at Dec. 31, 2018	$ 105	$ 170	$ 531	$ 0	$ 0	$ 2,877	118,259	(132)	(137,634)	(15,824)
Conversion of debt into common stock, shares (in thousands)						650
Conversion of debt into common stock, amount						$ 517	(404)		1	114
Issuance of warrants in financing										0
Stock-based compensation							5			8
Net income (loss)									(2,878)	(2,878)
Ending balance, shares (in thousands) at Jun. 30, 2019	0	1	3	0	0	3,319
Ending balance, amount at Jun. 30, 2019	$ 105	$ 170	$ 531	$ 0	$ 0	$ 3,394	117,860	(132)	(140,512)	(18,585)
Beginning balance, shares (in thousands) at Dec. 31, 2018	0	1	3	0	0	2,669
Beginning balance, amount at Dec. 31, 2018	$ 105	$ 170	$ 531	$ 0	$ 0	$ 2,877	118,259	(132)	(137,634)	(15,824)
Shares in transit							692			692
Conversion of debt into common stock, shares (in thousands)						650
Conversion of debt into common stock, amount						$ 517	(484)			33
Beneficial conversion feature for convertible debt							77			77
Stock-based compensation							8			8
Net income (loss)									(1,921)	(1,921)
Ending balance, shares (in thousands) at Dec. 31, 2019	0	1	3	0	0	3,319
Ending balance, amount at Dec. 31, 2019	$ 105	$ 170	$ 531	$ 0	$ 0	$ 3,394	118,552	(132)	(139,555)	(16,935)
Beginning balance, shares (in thousands) at Mar. 31, 2019	0	1	3	0	0	3,319
Beginning balance, amount at Mar. 31, 2019	$ 105	$ 170	$ 531	$ 0	$ 0	$ 3,393	117,780	(132)	(137,858)	(16,011)
Conversion of debt into common stock, shares (in thousands)						80
Conversion of debt into common stock, amount						$ 1	79			80
Net income (loss)									(2,654)	(2,654)
Ending balance, shares (in thousands) at Jun. 30, 2019	0	1	3	0	0	3,319
Ending balance, amount at Jun. 30, 2019	$ 105	$ 170	$ 531	$ 0	$ 0	$ 3,394	117,860	(132)	(140,512)	(18,585)
Beginning balance, shares (in thousands) at Dec. 31, 2019	0	1	3	0	0	3,319
Beginning balance, amount at Dec. 31, 2019	$ 105	$ 170	$ 531	$ 0	$ 0	$ 3,394	118,552	(132)	(139,555)	(16,935)
Issuance of preferred stock in financing, shares (in thousands)				763	853
Issuance of preferred stock in financing, amount				$ 276	$ 853		487			1,616
Conversion of debt into common stock, shares (in thousands)						7,957
Conversion of debt into common stock, amount						$ 8	2,692			2,700
Issuance of common stock in financing, shares (in thousands)						1,476
Issuance of common stock in financing, amount						$ 1	177			178
Issuance of warrants in financing							67			67
Issuance of common stock for manufacturing agreements, shares (in thousands)						13
Stock-based compensation										0
Net income (loss)									(4,049)	(4,049)
Ending balance, shares (in thousands) at Jun. 30, 2020	0	1	3	763	853	12,765
Ending balance, amount at Jun. 30, 2020	$ 105	$ 170	$ 531	$ 276	$ 853	$ 3,403	121,975	(132)	(143,604)	(16,423)
Beginning balance, shares (in thousands) at Mar. 31, 2020	0	1	3	738	0	11,765
Beginning balance, amount at Mar. 31, 2020	$ 105	$ 170	$ 531	$ 268	$ 0	$ 3,402	121,150	(132)	(136,839)	(11,345)
Issuance of preferred stock in financing, shares (in thousands)				25	853
Issuance of preferred stock in financing, amount				$ 8	$ 853		21			1,062
Conversion of debt into common stock, shares (in thousands)						1,000
Conversion of debt into common stock, amount						$ 1	624			625
Net income (loss)									(6,766)	(6,766)
Ending balance, shares (in thousands) at Jun. 30, 2020	0	1	3	763	853	12,765
Ending balance, amount at Jun. 30, 2020	$ 105	$ 170	$ 531	$ 276	$ 853	$ 3,403	$ 121,975	$ (132)	$ (143,604)	$ (16,423)